Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventory

	2019	2018	2017
	$m	$m	$m
Raw materials and consumables	830	794	1,024
Inventories in process	1,272	1,450	1,208
Finished goods and goods for resale	1,091	646	803
Inventories	3,193	2,890	3,035